Bank Loans - Schedule of Bank Loans (Details) - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Long-term borrowings:
Borrowings	$ 1,391,827	$ 2,037,242
Current portion of long-term borrowings	685,016	655,492
Non-current portion of long-term borrowings	$ 706,811	1,381,750
Hang Seng Bank Limited [Member]
Long-term borrowings:
Type	Mortgage
Interest rate	1.60%
Maturity dates	March 2027
Borrowings	$ 488,257	712,018
Hang Seng Bank Limited [Member] | Mortgage [Member]
Long-term borrowings:
Type	Mortgage
Interest rate	1.60%
Maturity dates	March 2027
Borrowings	$ 302,685	441,402
Hang Seng Bank Limited [Member] | Mortgage Two [Member]
Long-term borrowings:
Type	Mortgage
Interest rate	1.60%
Maturity dates	March 2027
Borrowings	$ 134,852	196,653
Hang Seng Bank Limited [Member] | Mortgage Three [Member]
Long-term borrowings:
Type	Mortgage
Interest rate	1.40%
Maturity dates	December 2026
Borrowings	$ 185,250	283,200
Hang Seng Bank Limited [Member] | Mortgage Five [Member]
Long-term borrowings:
Type	Mortgage
Interest rate	1.60%
Maturity dates	April 2027
Borrowings	$ 280,783	$ 403,969